Compensation Plan for Board Members (Details) - Director [Member]	3 Months Ended
Sep. 30, 2016 director shares
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of board members elected to be paid in stock | director	2
Issuance of common stock to board members in lieu of cash payments for quarterly board fees (shares) | shares	25,422